Net Loss Per Common Share (Details) - Schedule of Summarizes Potentially Dilutive Securities that were Excluded from the Computation of Net Loss Per Common Share - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Summarizes Potentially Dilutive Securities That Were Excluded From The Computation Of Net Loss Per Common Share Abstract
Common stock options	47,933,020	46,163,926
Common stock warrants	762,712	762,712
Unvested restricted stock units	600,000
Unvested restricted stock		687,502
Potentially dilutive securities	49,295,732	47,614,140